CONVERTIBLE DEBT AND EQUITY FINANCINGS (Tables)	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of convertable debt

The below table sets forth details regarding the shares issued to certain related parties upon the Company's exercise of the Mandatory Conversion:

Note Issuance and Conversion Table:

Note Holder		Principal Amount	2015 Discount	Carrying Value September 30, 2015	Accrued Interest at Conversion	Shares issued on Conversion
Original Note Purchase Agreement
Note Date Range Sept 22, 2014 to July 20, 2015
RSJ Private Equity	(1)	$750,000	$21,300	$728,700	$76,200	165,246
John Pappajohn	(2)	200,000	8,100	191,900	20,400	44,089
John Pappajohn	(5)	200,000	3,000	197,000	14,200	42,820
Tierney Family Trust	(3)	540,000	16,000	524,000	46,000	117,199
Follman Family Trust	(4)	100,000	3,000	97,000	7,700	21,538
Oman Ventures	(6)	200,000	8,100	191,900	20,400	44,089
4 Accredited Investors		300,000	9,100	290,900	30,600	66,112
Subtotal for First Round		$2,290,000	$68,600	$2,221,400
Omnibus Amendment Sept 14, 2015
Note Date Range Sept 14, 2015 to September 24, 2015
RSJ Private Equity	(1)	$350,000	$85,400	$264,600	17,300	73,462
Robin Smith	(2)	60,000	7,100	52,900	3,100	12,611
John Pappajohn	(2)	100,000	24,400	75,600	5,100	21,015
Follman Family Trust	(4)	150,000	36,500	113,500	7,600	31,522
2 Accredited Investors		50,000	12,200	37,800	2,500	10,508
Subtotal for Second Round		$710,000	$165,600	$544,400
Balances at September 30, 2015		$3,000,000	$234,200	$2,765,800
Second Amended Note December 23 & 28, 2015
RSJ Private Equity	(1)	$750,000			27,300	155,465
John Pappajohn	(2)	250,000			9,300	51,856
Subtotal for Third Round		$1,000,000
Note Date Range Feb 23, 2016 to August 16, 2016
RSJ Private Equity	(1)	$250,000			1,400	50,281
Robin Smith	(2)	40,000			800	8,165
John Pappajohn	(2)	850,000			14,000	172,802
Tierney Family Trust	(3)	100,000			600	20,129
Follman Family Trust	(4)	300,000			5,100	61,014
Carpenter, George & Jill	(7)	100,000			1,300	20,254
Harris, Geoffrey	(2)	10,000			300	2,058
2 Accredited Investors		300,000			5,600	61,124
Brandt Ventures	(8)	50,000			200	10,047
Subtotal for Final Round		$2,000,000
Balances Converted September 19, 2016		$6,000,000			$317,000	1,263,406

(1)	RSJ PE is a greater than 5% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, subsequently joined our Board on July 30, 2015.
(2)	Member of the Board.
(3)	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board in February 25, 2013 and served as Chairman of the Board from March 26, 2013 till May 22, 2015 when he resigned from the Board. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
(4)	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
(5)	John Pappajohn is a member of the Board. He purchased $200,000 of Notes, which on September 6, 2015, were assigned to four accredited investors. Approximately $10,400 of interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the Mandatory Conversion of such transferred Notes.
(6)	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.
(7)	George Carpenter is the CEO of the Company.
(8)	Brandt Ventures was issued this note as part of the Company’s settlement of its litigation with Leonard Brandt and Brandt Ventures (refer to Note 9. Commitments and Contingent Liabilities).